Financial gain (loss) - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure Of Financial Gain (Loss) [Line Items]
Effect of exchange rate changes on cash and cash equivalents	€ (700)	€ 1,319
United States of America, Dollars
Disclosure Of Financial Gain (Loss) [Line Items]
Effect of exchange rate changes on cash and cash equivalents	€ 447		€ 2,035